Loans, Net and Allowance for Loan Losses	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Loans, Net and Allowance for Loan Losses

Note 4. Loans, Net and Allowance for Loan Losses

Loans, net at September 30, 2013 and December 31, 2012, consisted of the following:

	September 30, 2013	December 31, 2012
Commercial	$209,453	$169,882
Real estate:
Commercial	768,427	648,494
Commercial construction, land and land development	95,661	97,329
Residential	331,312	306,187
Single family interim construction	77,493	67,920
Agricultural	31,445	40,127
Consumer	41,747	39,502
Other	60	73

	1,555,598	1,369,514
Allowance for loan losses	(13,145)	(11,478)

	$1,542,453	$1,358,036

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews and approves these policies and procedures on a regular basis. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and nonperforming and potential problem loans.

Commercial loans are underwritten after evaluating and understanding the borrower’s ability to operate profitably and prudently expand its business. The Company’s management examines current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed. Commercial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. These cash flows, however, may not be as expected and the value of collateral securing the loans may fluctuate. Most commercial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and may incorporate a personal guarantee; however, some short term loans may be made on an unsecured basis. Additionally, our commercial loan portfolio includes loans made to customers in the energy industry, which is a complex, technical and cyclical industry. Experienced bankers with specialized energy lending experience originate our energy loans. Companies in this industry produce, extract, develop, exploit and explore for oil and natural gas. Loans are primarily collateralized with proven producing oil and gas reserves based on a technical evaluation of these reserves.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The properties securing the Company’s commercial real estate portfolio are diverse in terms of type and geographic location. Management monitors the diversification of the portfolio on a quarterly basis by type and geographic location. Management also tracks the level of owner occupied property versus non owner occupied property.

Land and commercial land development loans are underwritten using feasibility studies, independent appraisal reviews and financial analysis of the developers or property owners. Generally, borrowers must have a proven track record of success. Commercial construction loans are generally based upon estimates of cost and value of the completed project. These estimates may not be accurate. Commercial construction loans often involve the disbursement of substantial funds with the repayment dependent on the success of the ultimate project. Sources of repayment for these loans may be pre-committed permanent financing or sale of the developed property. The loans in this portfolio are geographically diverse and due to the increased risk are monitored closely by management and the board of directors on a quarterly basis.

Residential real estate and single family interim construction loans are underwritten primarily based on borrowers’ credit scores, documented income and minimum collateral values. Relatively small loan amounts are spread across many individual borrowers which minimizes risk in the residential portfolio. In addition, management evaluates trends in past dues and current economic factors on a regular basis.

Agricultural loans are collateralized by real estate and/or non-real estate. Agricultural real estate loans are primarily comprised of loans for the purchase of farmland. Loan-to-value ratios on loans secured by farmland generally do not exceed 80% and have amortization periods limited to twenty years. Agricultural non-real estate loans are generally comprised of term loans to fund the purchase of equipment, livestock and seasonal operating lines to cash grain farmers to plant and harvest corn and soybeans. Specific underwriting standards have been established for agricultural-related loans including the establishment of projections for each operating year based on industry developed estimates of farm input costs and expected commodity yields and prices. Operating lines are typically written for one year and secured by the crop and other farm assets as considered necessary.

Agricultural loans carry significant credit risks as they involve larger balances concentrated with single borrowers or groups of related borrowers. In addition, repayment of such loans depends on the successful operation or management of the farm property securing the loan or for which an operating loan is utilized. Farming operations may be affected by adverse weather conditions such as drought, hail or floods that can severely limit crop yields.

Consumer loans represent less than 3% of the outstanding total loan portfolio. Collateral consists primarily of automobiles and other personal assets. Credit score analysis is used to supplement the underwriting process.

Most of the Company’s lending activity occurs within the State of Texas, primarily in the north and central Texas regions. The majority of the Company’s portfolio consists of commercial and residential real estate loans. As of September 30, 2013 and December 31, 2012, there were no concentrations of loans related to a single industry in excess of 10% of total loans.

The allowance for loan losses is an amount that management believes will be adequate to absorb estimated losses relating to specifically identified loans, as well as probable credit losses inherent in the balance of the loan portfolio.

The allowance is derived from the following two components: 1) allowances established on individual impaired loans, which are based on a review of the individual characteristics of each loan, including the customer’s ability to repay the loan, the underlying collateral values, and the industry the customer operates in, and 2) allowances based on actual historical loss experience for the last three years for similar types of loans in the Company’s loan portfolio adjusted for primarily changes in the lending policies and procedures; collection, charge-off and recovery practices; nature and volume of the loan portfolio; volume and severity of nonperforming loans; existence and effect of any concentrations of credit and the level of such concentrations and current, national and local economic and business conditions. This second component also includes an unallocated allowance to cover uncertainties that could affect management’s estimate of probable losses. The unallocated allowance reflects the imprecision inherent in the underlying assumptions used in the methodologies for estimating this component.

The Company’s management continually evaluates the allowance for loan losses determined from the allowances established on individual loans and the amounts determined from historical loss percentages adjusted for the qualitative factors above. Should any of the factors considered by management change, the Company’s estimate of loan losses could also change and would affect the level of future provision expense. While the calculation of the allowance for loan losses utilizes management’s best judgment and all the information available, the adequacy of the allowance for loan losses is dependent on a variety of factors beyond the Company’s control, including, among other things, the performance of the entire loan portfolio, the economy, changes in interest rates and the view of regulatory authorities towards loan classifications.

In addition, regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance for loan losses, and may require the Bank to make additions to the allowance based on their judgment about information available to them at the time of their examinations.

Loans requiring an allocated loan loss provision are generally identified at the servicing officer level based on review of weekly past due reports and/or the loan officer’s communication with borrowers. In addition, past due loans are discussed at weekly officer loan committee meetings to determine if classification is warranted. The Company’s credit department has implemented an internal risk based loan review process to identity potential internally classified loans that supplements the annual independent external loan review. The external review generally covers all loans greater than one million dollars. These reviews include analysis of borrower’s financial condition, payment histories and collateral values to determine if a loan should be internally classified. Generally, once classified, an impaired loan analysis is completed by the credit department to determine if the loan is impaired and the amount of allocated allowance required.

The Texas economy, specifically the Company’s lending area of north and central Texas, has generally performed better and appears to be recovering faster than certain other parts of the country. However, Texas is not completely immune to the problems associated with the U.S. economy. The risk of loss associated with all segments of the loan portfolio continues to be impacted by the prolonged economic recovery.

The economy and other risk factors are minimized by the Company’s underwriting standards which include the following principles: 1) financial strength of the borrower including strong earnings, high net worth, significant liquidity and acceptable debt to worth ratio, 2) managerial business competence, 3) ability to repay, 4) loan to value, 5) projected cash flow and 6) guarantor financial statements as applicable. Following is a summary of the activity in the allowance for loan losses by loan class for the nine months ended September 30, 2013 and 2012:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Unallocated	Total

Nine months ended September 30, 2013
Balance at the beginning of period	$2,377	$4,924	$2,965	$523	$159	$278	$—	$252	$11,478
Provision for loan losses	79	3,068	(405)	63	34	65	—	35	2,939
Charge-offs	(581)	(634)	(87)	—	—	(50)	—	—	(1,352)
Recoveries	14	22	8	—	—	36	—	—	80

Balance at end of period	$1,889	$7,380	$2,481	$586	$193	$329	$—	$287	$13,145

Nine months ended September 30, 2012
Balance at the beginning of period	$1,259	$5,051	$1,964	$317	$209	$235	$—	$25	$9,060
Provision for loan losses	125	1,182	77	436	(1)	174	—	262	2,255
Charge-offs	(81)	(203)	(179)	—	—	(61)	—	—	(524)
Recoveries	—	64	1	—	—	45	—	—	110

Balance at end of period	$1,303	$6,094	$1,863	$753	$208	$393	$—	$287	$10,901

The following table details the amount of the allowance for loan losses and recorded investment in loans by class as of September 30, 2013 and December 31, 2012:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Unallocated	Total

At September 30, 2013

Allowance for losses:
Individually evaluated for impairment	$124	$489	$72	$—	$—	$23	$—	$—	$708
Collectively evaluated for impairment	1,765	6,891	2,409	586	193	306	—	287	12,437
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$1,889	$7,380	$2,481	$586	$193	$329	$—	$287	$13,145

Loans:
Individually evaluated for impairment	$627	$8,241	$3,309	$—	$—	$71	$—	$—	$12,248
Collectively evaluated for impairment	207,083	855,305	327,421	77,493	31,445	41,676	60	—	1,540,483
Acquired with deteriorated credit quality	1,743	542	582	—	—	—	—	—	2,867

Ending balance	$209,453	$864,088	$331,312	$77,493	$31,445	$41,747	$60	$—	$1,555,598

At December 31, 2012

Allowance for losses:
Individually evaluated for impairment	$165	$644	$164	$—	$—	$16	$—	$—	$989
Collectively evaluated for impairment	2,212	4,280	2,801	523	159	262	—	252	10,489
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$2,377	$4,924	$2,965	$523	$159	$278	$—	$252	$11,478

Loans:
Individually evaluated for impairment	$724	$10,601	$3,376	$—	$—	$105	$—	$—	$14,806
Collectively evaluated for impairment	166,965	732,581	301,259	67,361	40,127	39,397	73	—	1,347,763
Acquired with deteriorated credit quality	2,193	2,641	1,552	559	—	—	—	—	6,945

Ending balance	$169,882	$745,823	$306,187	$67,920	$40,127	$39,502	$73	$—	$1,369,514

Nonperforming loans by loan class at September 30, 2013 and December 31, 2012, are summarized as follows:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Total
September 30, 2013:
Nonaccrual loans	$189	$827	$1,816	$—	$—	$43	$—	$2,875
Loans past due 90 days and still accruing	—	—	—	—	—	—	—	—
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	114	3,102	571	—	—	1	—	3,788

	$303	$3,929	$2,387	$—	$—	$44	$—	$6,663

December 31, 2012:
Nonaccrual loans	$218	$4,857	$894	$560	$—	$70	$—	$6,599
Loans past due 90 days and still accruing	—	—	—	—	—	2	—	2
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	481	1,778	2,165	—	—	9	—	4,433

	$699	$6,635	$3,059	$560	$—	$81	$—	$11,034

Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. The Company has identified these loans through its normal loan review procedures. Impaired loans are measured based on 1) the present value of expected future cash flows discounted at the loans effective interest rate; 2) the loans observable market price; or 3) the fair value of collateral if the loan is collateral dependent. Substantially all of the Company’s impaired loans are measured at the fair value of the collateral. In limited cases, the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

Impaired loans by loan class at September 30, 2013 and December 31, 2012, are summarized as follows:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Total
September 30, 2013:
Recorded investment in impaired loans:
Impaired loans with an allowance for loan losses	$478	$3,245	$1,324	$—	$—	$45	$—	$5,092
Impaired loans with no allowance for loan losses	149	4,996	1,985	—	—	26	—	7,156

Total	$627	$8,241	$3,309	$—	$—	$71	$—	$12,248

Unpaid principal balance of impaired loans	$627	$8,630	$3,337	$—	$—	$71	$—	$12,665

Allowance for loan losses on impaired loans	$124	$489	$72	$—	$—	$23	$—	$708

At December 31, 2012:
Recorded investment in impaired loans:
Impaired loans with an allowance for loan losses	$644	$5,532	$1,301	$—	$—	$73	$—	$7,550
Impaired loans with no allowance for loan losses	80	5,069	2,075	—	—	32	—	7,256

Total	$724	$10,601	$3,376	$—	$—	$105	$—	$14,806

Unpaid principal balance of impaired loans	$741	$11,140	$3,475	$—	$—	$122	$—	$15,478

Allowance for loan losses on impaired loans	$165	$644	$164	$—	$—	$16	$—	$989

For the nine months ended September 30, 2013:
Average recorded investment in impaired loans	$687	$8,833	$3,435	$—	$—	$83	$—	$13,038

Interest income recognized on impaired loans	$26	$347	$120	$—	$—	$4	$—	$497

For the nine months ended September 30, 2012:
Average recorded investment in impaired loans	$784	$13,331	$4,205	$43	$—	$134	$—	$18,497

Interest income recognized on impaired loans	$39	$520	$181	$4	$—	$7	$—	$751

Certain impaired loans have adequate collateral and do not require a related allowance for loan loss.

The Company will charge off that portion of any loan which management considers a loss. Commercial and real estate loans are generally considered for charge-off when exposure beyond collateral coverage is apparent and when no further collection of the loss portion is anticipated based on the borrower’s financial condition.

The restructuring of a loan is considered a “troubled debt restructuring” if both 1) the borrower is experiencing financial difficulties and 2) the creditor has granted a concession. Concessions may include interest rate reductions or below market interest rates, principal forgiveness, extending amortization and other actions intended to minimize potential losses.

A “troubled debt restructured” loan is identified as impaired and measured for credit impairment as of each reporting period in accordance with the guidance in Accounting Standards Codification (ASC) 310-10-35. The recorded investment in troubled debt restructurings, including those on nonaccrual, was $5,258 and $7,544 as of September 30, 2013 and December 31, 2012.

Following is a summary of loans modified under troubled debt restructurings during the nine months ended September 30, 2013 and 2012:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Total
Troubled debt restructurings during the nine months ended September 30, 2013:
Number of contracts	—	2	—	—	—	—	—	2

Pre-restructuring outstanding recorded investment	$—	$1,460	$—	$—	$—	$—	$—	$1,460

Post-restructuring outstanding recorded investment	$—	$1,460	$—	$—	$—	$—	$—	$1,460

Troubled debt restructurings during the nine months ended September 30, 2012:
Number of contracts	2	1	3	—	—	1	—	7

Pre-restructuring outstanding recorded investment	$351	$101	$1,920	$—	$—	$26	$—	$2,398

Post-restructuring outstanding recorded investment	$351	$101	$1,920	$—	$—	$26	$—	$2,398

At September 30, 2013, there were no loans modified under troubled debt restructurings during the previous twelve-month period that subsequently defaulted during the nine months ended September 30, 2013. At September 30, 2012, there was one consumer loan totaling $26 that was originated during the previous twelve-month period that defaulted during the nine months ended September 30, 2012.

Modifications primarily relate to extending the amortization periods of the loans and interest rate concessions. The majority of these loans were identified as impaired prior to restructuring; therefore the modifications did not materially impact the Company’s determination of the allowance for loan loss.

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. The following table presents information regarding the aging of past due loans by loan class as of September 30, 2013 and December 31, 2012:

	Loans 30-89 Days Past Due	Loans 90 or More Past Due	Total Past Due Loans	Current Loans	Total Loans
September 30, 2013
Commercial	$1,202	$184	$1,386	$208,067	$209,453

Commercial real estate, land and land development	2,087	631	2,718	861,370	864,088
Residential real estate	348	1,523	1,871	329,441	331,312
Single-family interim construction	173	—	173	77,320	77,493
Agricultural	8	—	8	31,437	31,445
Consumer	41	26	67	41,680	41,747
Other	—		—	60	60

	$3,859	$2,364	$6,223	$1,549,375	$1,555,598

December 31, 2012
Commercial	$845	$—	$845	$169,037	$169,882

Commercial real estate, land and land development	3,091	62	3,153	742,670	745,823
Residential real estate	1,305	360	1,665	304,522	306,187
Single-family interim construction	—	559	559	67,361	67,920
Agricultural	23	—	23	40,104	40,127
Consumer	110	32	142	39,360	39,502
Other	—	—	—	73	73

	$5,374	$1,013	$6,387	$1,363,127	$1,369,514

The Company’s internal classified report is segregated into the following categories: 1) Pass/Watch, 2) Other Assets Especially Mentioned (OAEM), 3) Substandard and 4) Doubtful. The loans placed in the Pass/Watch category reflect the Company’s opinion that the loans reflect potential weakness which requires monitoring on a more frequent basis. The loans in the OAEM category reflect the Company’s opinion that the credit contains weaknesses which represent a greater degree of risk and warrant extra attention. These loans are reviewed monthly in the officers and directors loan committee meetings to determine if a change in category is warranted. The loans placed in the Substandard category are considered to be potentially inadequately protected by the current debt service capacity of the borrower and/or the pledged collateral. These credits, even if apparently protected by collateral value, have shown weakness related to adverse financial, managerial, economic, market or political conditions which may jeopardize repayment of principal and interest. There is possibility that some future loss could be sustained by the Company if such weakness is not corrected. The Doubtful category includes loans that are in default or principal exposure is probable. Substandard and Doubtful loans are individually evaluated to determine if they should be classified as impaired and an allowance is allocated if deemed necessary under ASC 310-10.

The loans that are not impaired are included with the remaining “pass” credits in determining the portion of the allowance for loan loss based on historical loss experience and other qualitative factors. The portfolio is segmented into categories including: commercial loans, consumer loans, commercial real estate loans, residential real estate loans and agricultural loans. The adjusted historical loss percentage is applied to each category. Each category is then added together to determine the allowance allocated under ASC 450-20.

A summary of loans by credit quality indicator by class as of September 30, 2013 and December 31, 2012, is as follows:

	Pass (Rating 1-4)	Pass/ Watch	OAEM	Substandard	Doubtful	Total
September 30, 2013
Commercial	$199,777	$2,148	$5,734	$1,794	$—	$209,453
Commercial real estate, construction, land and land development	841,665	10,169	4,173	8,081	—	864,088
Residential real estate	321,518	5,623	443	3,728	—	331,312
Single-family interim construction	77,128	365	—	—	—	77,493
Agricultural	31,199	214	—	32	—	31,445
Consumer	41,664	1	15	67	—	41,747
Other	60	—	—	—	—	60

	$1,513,011	$18,520	$10,365	$13,702	$—	$1,555,598

December 31, 2012
Commercial	$165,842	$2,824	$203	$1,013	$—	$169,882
Commercial real estate, construction, land and land development	716,243	11,502	8,804	9,274	—	745,823
Residential real estate	295,870	4,303	867	5,039	108	306,187
Single-family interim construction	67,360	—	—	560	—	67,920
Agricultural	39,936	147	—	44	—	40,127
Consumer	39,315	60	13	114	—	39,502
Other	73	—	—	—	—	73

	$1,324,639	$18,836	$9,887	$16,044	$108	$1,369,514

The Company acquired certain loans which experienced credit deterioration since origination (purchased credit impaired (PCI) loans). Accretion on PCI loans is based on estimated future cash flows, regardless of contractual maturity.

The outstanding balance and related carrying amount of purchased credit impaired loans at September 30, 2013, December 31, 2012, and acquisition date are as follows:

	September 30, 2013	December 31, 2012	Acquisition Date
Outstanding balance	$3,632	$9,178	$10,839
Nonaccretable difference	(765)	(2,232)	(2,590)
Accretable yield	—	(1)	(27)

Carrying amount	$2,867	$6,945	$8,222

At September 30, 2013 and December 31, 2012, there was no allocation established in the allowance for loan losses related to purchased credit impaired loans.

Note 6.	Loans, Net and Allowance for Loan Losses

Loans, net at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012	2011	2010
Commercial	$169,882	$127,827	$121,805
Real estate:
Commercial	648,494	470,820	361,106
Commercial construction, land and land development	97,329	79,063	81,270
Residential	306,187	219,938	207,996
Single-family interim construction	67,920	24,592	20,402
Agricultural	40,127	34,923	32,902
Consumer	39,502	28,437	31,270
Other	73	80	76

	1,369,514	985,680	856,827
Allowance for loan losses	(11,478)	(9,060)	(8,403)

	$1,358,036	$976,620	$848,424

Loans serviced for the benefit of others at December 31, 2012, 2011 and 2010 amounted to $3,775, $5,784 and $12,453, respectively.

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews and approves these policies and procedures on a regular basis. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and non-performing and potential problem loans.

Commercial loans are underwritten after evaluating and understanding the borrower’s ability to operate profitably and prudently expand its business. The Company’s management examines current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed. Commercial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. These cash flows, however, may not be as expected and the value of collateral securing the loans may fluctuate. Most commercial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and may incorporate a personal guarantee; however, some short term loans may be made on an unsecured basis.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The properties securing the Company’s commercial real estate portfolio are diverse in terms of type and geographic location. Management monitors the diversification of the portfolio on a quarterly basis by type and geographic location. Management also tracks the level of owner occupied property versus non owner occupied property.

Land and commercial land development loans are underwritten using feasibility studies, independent appraisal reviews and financial analysis of the developers or property owners. Generally, borrowers must have a proven track record of success. Commercial construction loans are generally based upon estimates of cost and value of the completed project. These estimates may not be accurate. Commercial construction loans often involve the disbursement of substantial funds with the repayment dependent on the success of the ultimate project. Sources of repayment for these loans may be pre-committed permanent financing or sale of the developed property. The loans in this portfolio are geographically diverse and due to the increased risk are monitored closely by management and the board of directors on a quarterly basis.

Residential real estate and single-family interim construction loans are underwritten primarily based on borrowers’ credit scores, documented income and minimum collateral values. Relatively small loan amounts are spread across many individual borrowers which minimizes risk in the residential portfolio. In addition, management evaluates trends in past dues and current economic factors on a regular basis.

Agricultural loans are collateralized by real estate and/or non-real estate. Agricultural real estate loans are primarily comprised of loans for the purchase of farmland. Loan-to-value ratios on loans secured by farmland generally do not exceed 80% and have amortization periods limited to twenty years. Agricultural non-real estate loans are generally comprised of term loans to fund the purchase of equipment, livestock and seasonal operating lines to cash grain farmers to plant and harvest corn and soybeans. Specific underwriting standards have been established for agricultural-related loans including the establishment of projections for each operating year based on industry developed estimates of farm input costs and expected commodity yields and prices. Operating lines are typically written for one year and secured by the crop and other farm assets as considered necessary.

Agricultural loans carry significant credit risks as they involve larger balances concentrated with single borrowers or groups of related borrowers. In addition, repayment of such loans depends on the successful operation or management of the farm property securing the loan or for which an operating loan is utilized. Farming operations may be affected by adverse weather conditions such as drought, hail or floods that can severely limit crop yields.

Consumer loans represent only about 3% of the outstanding total loan portfolio. Collateral consists primarily of automobiles and other personal assets. Credit score analysis is used to supplement the underwriting process.

Most of the Company’s lending activity occurs within the State of Texas, primarily in the north and central Texas regions. The majority of the Company’s portfolio consists of commercial and residential real estate loans. As of December 31, 2012, 2011 and 2010, there were no concentrations of loans related to a single industry in excess of 10% of total loans.

The allowance for loan losses is an amount that management believes will be adequate to absorb estimated losses relating to specifically identified loans, as well as probable credit losses inherent in the balance of the loan portfolio.

The allowance is derived from the following two components: 1) allowances established on individual impaired loans, which are based on a review of the individual characteristics of each loan, including the customer’s ability to repay the loan, the underlying collateral values, and the industry the customer operates in, and 2) allowances based on actual historical loss experience for the last three years for similar types of loans in the Company’s loan portfolio adjusted for primarily changes in the lending policies and procedures; collection, charge-off and recovery practices; nature and volume of the loan portfolio; volume and severity of nonperforming loans; existence and effect of any concentrations of credit and the level of such concentrations and current, national and local economic and business conditions. This second component also includes an unallocated allowance to cover uncertainties that could affect management’s estimate of probable losses. The unallocated allowance reflects the imprecision inherent in the underlying assumptions used in the methodologies for estimating this component.

The Company’s management continually evaluates the allowance for loan losses determined from the allowances established on individual loans and the amounts determined from historical loss percentages adjusted for the qualitative factors above. Should any of the factors considered by management change, the Company’s estimate of loan losses could also change and would affect the level of future provision expense. While the calculation of the allowance for loan losses utilizes management’s best judgment and all the information available, the adequacy of the allowance for loan losses is dependent on a variety of factors beyond the Company’s control, including, among other things, the performance of the entire loan portfolio, the economy, changes in interest rates and the view of regulatory authorities towards loan classifications.

In addition, regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance for loan losses, and may require the Bank to make additions to the allowance based on their judgment about information available to them at the time of their examinations.

Loans requiring an allocated loan loss provision are generally identified at the servicing officer level based on review of weekly past due reports and/or the loan officer’s communication with borrowers. In addition, past due loans are discussed at weekly officer loan committee meetings to determine if classification is warranted. The Company’s credit department has implemented an internal risk based loan review process to identity potential internally classified loans that supplements the annual independent external loan review. The external review generally covers all loans greater than one million dollars. These reviews include analysis of borrower’s financial condition, payment histories and collateral values to determine if a loan should be internally classified. Generally, once classified, an impaired loan analysis is completed by the credit department to determine if the loan is impaired and the amount of allocated allowance required.

The Texas economy, specifically the Company’s lending area of north and central Texas, has generally performed better and appears to be recovering faster than certain other parts of the country. However, Texas is not completely immune to the problems associated with the U.S. economy. The risk of loss associated with all segments of the loan portfolio continues to be impacted by the prolonged economic downturn. The downturn in the economy and other risk factors are minimized by the Company’s underwriting standards which include the following principles: 1) financial strength of the borrower including strong earnings, high net worth, significant liquidity and acceptable debt to worth ratio, 2) managerial business competence, 3) ability to repay, 4) loan to value, 5) projected cash flow and 6) guarantor financial statements as applicable.

Following is a summary of the activity in the allowance for loan losses by loan class for the years ended December 31, 2012, 2011 and 2010 and total investment in loans at December 31, 2012, 2011 and 2010:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Unallocated	Total
Year Ended December 31, 2012:
Balance at the beginning of year	$1,259	$5,051	$1,964	$317	$209	$235	$—	$25	$9,060
Provision for loan losses	1,261	289	1,176	206	(50)	75	—	227	3,184
Charge-offs	(169)	(484)	(178)	—	—	(86)	—	—	(917)
Recoveries	26	68	3	—	—	54	—	—	151

Balance at end of year	$2,377	$4,924	$2,965	$523	$159	$278	$—	$252	$11,478

At December 31, 2012:
Allowance for losses:
Individually evaluated for impairment	$165	$644	$164	$—	$—	$16	$—	$—	$989
Collectively evaluated for impairment	2,212	4,280	2,801	523	159	262	—	252	10,489
Loans acquired with deteriorated credit
quality	—	—	—	—	—	—	—	—	—

Ending balance	$2,377	$4,924	$2,965	$523	$159	$278	$—	$252	$11,478

Loans:
Individually evaluated for impairment	$724	$10,601	$3,376	$—	$—	$105	$—	$—	$14,806
Collectively evaluated for impairment	166,965	732,581	301,259	67,361	40,127	39,397	73	—	1,347,763
Acquired with deteriorated credit quality	2,193	2,641	1,552	559	—	—	—	—	6,945

Ending balance	$169,882	$745,823	$306,187	$67,920	$40,127	$39,502	$73	$—	$1,369,514

Year Ended December 31, 2011:
Balance at the beginning of year	$1,228	$4,294	$1,639	$250	$167	$293	$—	$532	$8,403
Provision for loan losses	37	1,416	641	38	42	(17)	—	(507)	1,650
Charge-offs	(23)	(694)	(316)	(20)	—	(94)	—	—	(1,147)
Recoveries	17	35	—	49	—	53	—	—	154

Balance at end of year	$1,259	$5,051	$1,964	$317	$209	$235	$—	$25	$9,060

At December 31, 2011:
Allowance for losses:
Individually evaluated for impairment	$124	$802	$666	$50	$—	$1	$—	$—	$1,643
Collectively evaluated for impairment	1,135	4,249	1,298	267	209	234	—	25	7,417
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$1,259	$5,051	$1,964	$317	$209	$235	$—	$25	$9,060

Loans:
Individually evaluated for impairment	$830	$13,980	$4,576	$91	$—	$93	$—	$—	$19,570
Collectively evaluated for impairment	126,997	535,903	215,362	24,501	34,923	28,344	80	—	966,110
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$127,827	$549,883	$219,938	$24,592	$34,923	$28,437	$80	$—	$985,680

Year Ended December 31, 2010:
Balance at the beginning of year	$855	$3,171	$1,214	$940	$145	$358	$—	$59	$6,742
Provision for loan losses	937	1,536	1,213	(139)	22	1	—	473	4,043
Charge-offs	(579)	(416)	(837)	(561)	—	(114)	—	—	(2,507)
Recoveries	15	3	49	10	—	48	—	—	125

Balance at end of year	$1,228	$4,294	$1,639	$250	$167	$293	$—	$532	$8,403

At December 31, 2010:
Allowance for losses:
Individually evaluated for impairment	$70	$832	$360	$50	$—	$1	$—	$—	$1,313
Collectively evaluated for impairment	1,158	3,462	1,279	200	167	292	—	532	7,090
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$1,228	$4,294	$1,639	$250	$167	$293	$—	$532	$8,403

Loans:
Individually evaluated for impairment	$112	$13,207	$2,469	$99	$—	$233	$—	$—	$16,120
Collectively evaluated for impairment	121,693	429,169	205,527	20,303	32,902	31,037	76	—	840,707
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—

Ending balance	$121,805	$442,376	$207,996	$20,402	$32,902	$31,270	$76	$—	$856,827

Nonperforming loans by loan class at December 31, 2012, 2011 and 2010 were summarized as follows:

	Commercial	Commercial Real Estate, Land and Land Development		Single- Family Interim Construction	Agricultural	Consumer	Other	Total
			Residential Real Estate
December 31, 2012:
Nonaccrual loans	$218	$4,857	$894	$560	$—	$70	$—	$6,599
Loans past due 90 days and still accruing	—	—	—	—	—	2	—	2
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	481	1,778	2,165	—	—	9	—	4,433

	$699	$6,635	$3,059	$560	$—	$81	$—	$11,034

December 31, 2011:
Nonaccrual loans	$131	$1,291	$2,864	$91	$—	$54	$—	$4,431
Loans past due 90 days and still accruing	31	—	—	—	—	24	—	55
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	552	6,094	136	—	—	12	—	6,794

	$714	$7,385	$3,000	$91	$—	$90	$—	$11,280

December 31, 2010:
Nonaccrual loans	$194	$5,531	$2,079	$—	$—	$42	$—	$7,846
Loans past due 90 days and still accruing	39	—	92	—	2	1	—	134
Troubled debt restructurings (not included in nonaccrual or loans past due and still accruing)	147	7,671	382	—	—	—	—	8,200

	$380	$13,202	$2,553	$—	$2	$43	$—	$16,180

Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. The Company has identified these loans through its normal loan review procedures. Impaired loans are measured based on 1) the present value of expected future cash flows discounted at the loans effective interest rate; 2) the loans observable market price; or 3) the fair value of collateral if the loan is collateral dependent. Substantially all of the Company’s impaired loans are measured at the fair value of the collateral. In limited cases the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

Impaired loans by loan class at December 31, 2012, 2011 and 2010 were summarized as follows:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Total
At December 31, 2012:
Impaired loans:
Impaired loans with an allowance for loan losses	$644	$5,532	$1,301	$—	$—	$73	$—	$7,550
Impaired loans with no allowance for loan losses	80	5,069	2,075	—	—	32	—	7,256

Total impaired loans	$724	$10,601	$3,376	$—	$—	$105	$—	$14,806

Unpaid principal balance of impaired loans	$741	$11,140	$3,475	$—	$—	$122	$—	$15,478

Allowance for loan losses on impaired loans	$165	$644	$164	$—	$—	$16	$—	$989

For the year ended December 31, 2012:
Average recorded investment in impaired loans	$777	$12,291	$3,976	$46	$—	$99	$—	$17,189

Interest income recognized on impaired loans	$27	$483	$187	$—	$—	$8	$—	$705

At December 31, 2011:
Impaired loans:
Impaired loans with an allowance for loan losses	$409	$6,837	$2,633	$91	$—	$2	$—	$9,972
Impaired loans with no allowance for loan losses	421	7,143	1,943	—	—	91	—	9,598

Total impaired loans	$830	$13,980	$4,576	$91	$—	$93	$—	$19,570

Unpaid principal balance of impaired loans	$846	$14,603	$4,803	$95	$—	$112	$—	$20,459

Allowance for loan losses on impaired loans	$124	$802	$666	$50	$—	$1	$—	$1,643

For the year ended December 31, 2011:
Average recorded investment in impaired loans	$471	$13,593	$3,615	$95	$—	$68	$—	$17,842

Interest income recognized on impaired loans	$51	$857	$186	$—	$—	$5	$—	$1,099

At December 31, 2010:
Impaired loans:
Impaired loans with an allowance for loan losses	$101	$4,804	$2,057	$99	$—	$4	$—	$7,065
Impaired loans with no allowance for loan losses	11	8,403	412	—	—	229	—	9,055

Total impaired loans	$112	$13,207	$2,469	$99	$—	$233	$—	$16,120

Unpaid principal balance of impaired loans	$137	$13,729	$2,514	$99	$—	$240	$—	$16,719

Allowance for loan losses on impaired loans	$70	$832	$360	$50	$—	$1	$—	$1,313

For the year ended December 31, 2010:
Average recorded investment in impaired loans	$106	$9,011	$2,163	$1,955	$71	$141	$—	$13,447

Interest income recognized on impaired loans	$9	$526	$93	$12	$—	$12	$—	$652

Certain impaired loans have adequate collateral and do not require a related allowance for loan loss. The Company will charge off that portion of any loan which management considers a loss. Commercial and real estate loans are generally considered for charge off when exposure beyond collateral coverage is apparent and when no further collection of the loss portion is anticipated based on the borrower’s financial condition.

The restructuring of a loan is considered a “troubled debt restructuring” if both 1) the borrower is experiencing financial difficulties and 2) the creditor has granted a concession. Concessions may include interest rate reductions or below market interest rates, principal forgiveness, extending amortization and other actions intended to minimize potential losses. A “troubled debt restructured” loan is identified as impaired and measured for credit impairment as of each reporting period in accordance with the guidance in ASC 310-10-35.

Following is a summary of troubled debt restructurings during the years ended December 31, 2012, 2011 and 2010 and loans that have been restructured during the previous twelve months that subsequently defaulted during the years ended December 31, 2012, 2011 and 2010:

	Commercial	Commercial Real Estate, Land and Land Development	Residential Real Estate	Single-Family Interim Construction	Agricultural	Consumer	Other	Total
Troubled debt restructurings during the year ended December 31, 2012:
Number of contracts	2	1	3	—	—	1	—	7

Pre-restructuring outstanding recorded investment	$280	$101	$1,919	$—	$—	$26	$—	$2,326

Post-restructuring outstanding recorded investment	$280	$101	$1,919	$—	$—	$26	$—	$2,326

Troubled debt restructurings during the previous twelve months that subsequently defaulted during the year ended December 31, 2012:
Number of contracts	—	1	—	—	—	1	—	2

Recorded investment	$—	$101	$—	$—	$—	$26	$—	$127

Troubled debt restructurings during the year ended December 31, 2011:
Number of contracts	4	9	1	—	—	2	—	16

Pre-restructuring outstanding recorded investment	$596	$6,420	$23	$—	$—	$132	$—	$7,171

Post-restructuring outstanding recorded investment	$596	$6,420	$23	$—	$—	$21	$—	$7,060

Troubled debt restructurings during the previous twelve months that subsequently defaulted during the year ended December 31, 2011:
Number of contracts	—	1	—	—	—	—	—	1

Recorded investment	$—	$92	$—	$—	$—	$—	$—	$92

Troubled debt restructurings during the year ended December 31, 2010:
Number of contracts	4	8	7	—	—	—	—	19

Pre-restructuring outstanding recorded investment	$147	$7,671	$861	$—	$—	$—	$—	$8,679

Post-restructuring outstanding recorded investment	$147	$7,671	$861	$—	$—	$—	$—	$8,679

Troubled debt restructurings during the previous twelve months that subsequently defaulted during the year ended December 31, 2010:
Number of contracts	—	—	1	—	—	—	—	1

Recorded investment	$—	$—	$480	$—	$—	$—	$—	$480

The recorded investment in troubled debt restructurings, including those on nonaccrual, was $7,544, $7,099 and $8,680 as of December 31, 2012, 2011 and 2010.

Modifications primarily relate to extending the amortization periods of the loans and interest rate concessions. The majority of these loans were identified as impaired prior to restructuring, therefore the modifications did not materially impact the Company’s determination of the allowance for loan loss.

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. The following table presents information regarding the aging of past due loans by loan class as of December 31, 2012, 2011 and 2010:

	Loans 30-89 Days Past Due	Loans 90 or More Past Due	Total Past Due Loans	Current Loans	Total Loans
December 31, 2012:
Commercial	$845	$—	$845	$169,037	$169,882
Commercial real estate, land and land development	3,091	62	3,153	742,670	745,823
Residential real estate	1,305	360	1,665	304,522	306,187
Single-family interim construction	—	559	559	67,361	67,920
Agricultural	23	—	23	40,104	40,127
Consumer	110	32	142	39,360	39,502
Other	—	—	—	73	73

	$5,374	$1,013	$6,387	$1,363,127	$1,369,514

December 31, 2011:
Commercial	$383	$122	$505	$127,322	$127,827
Commercial real estate, land and land development	5,226	3,379	8,605	541,278	549,883
Residential real estate	2,171	54	2,225	217,713	219,938
Single-family interim construction	—	—	—	24,592	24,592
Agricultural	—	—	—	34,923	34,923
Consumer	257	34	291	28,146	28,437
Other	—	—	—	80	80

	$8,037	$3,589	$11,626	$974,054	$985,680

December 31, 2010:
Commercial	$412	$160	$572	$121,233	$121,805
Commercial real estate, construction, land and land development	237	420	657	441,719	442,376
Residential real estate	2,303	1,240	3,543	204,453	207,996
Single-family interim construction	—	—	—	20,402	20,402
Agricultural	—	2	2	32,900	32,902
Consumer	389	20	409	30,861	31,270
Other	—	—	—	76	76

	$3,341	$1,842	$5,183	$851,644	$856,827

The Company’s internal classified report is segregated into the following categories: 1) Pass/Watch, 2) Other Assets Especially Mentioned (OAEM), 3) Substandard and 4) Doubtful. The loans placed in the Pass/Watch category reflect the Company’s opinion that the loans reflect potential weakness which requires monitoring on a more frequent basis. The loans in the OAEM category reflect the Company’s opinion that the credit contains weaknesses which represent a greater degree of risk and warrant extra attention. These loans are reviewed monthly in the officers and directors loan committee meetings to determine if a change in category is warranted. The loans placed in the substandard category are considered to be potentially inadequately protected by the current debt service capacity of the borrower and/or the pledged collateral. These credits, even if apparently protected by collateral value, have shown weakness related to adverse financial, managerial, economic, market or political conditions which may jeopardize repayment of principal and interest. There is possibility that some future loss could be sustained by the Company if such weakness is not corrected. The Doubtful category includes loans that are in default or principal exposure is probable. Substandard and doubtful loans are individually evaluated to determine if they should be classified as impaired and an allowance is allocated if deemed necessary under ASC 310-10.

The loans that are not impaired are included with the remaining “pass” credits in determining the portion of the allowance for loan loss based on historical loss experience and other qualitative factors. The portfolio is segmented into categories including: commercial loans, consumer loans, commercial real estate loans, residential real estate loans and agricultural loans. The adjusted historical loss percentage is applied to each category. Each category is then added together to determine the allowance allocated under ASC 450-20.

A summary of loans by credit quality indicator by class as of December 31, 2012, 2011 and 2010 is as follows:

	Pass (Rating 1-4)	Pass/Watch	OAEM	Substandard	Doubtful	Total
December 31, 2012:
Commercial	$165,842	$2,824	$203	$1,013	$—	$169,882
Commercial real estate, construction, land and land development	716,243	11,502	8,804	9,274	—	745,823
Residential real estate	295,870	4,303	867	5,039	108	306,187
Single-family interim construction	67,360	—	—	560	—	67,920
Agricultural	39,936	147	—	44	—	40,127
Consumer	39,315	60	13	114	—	39,502
Other	73	—	—	—	—	73

	$1,324,639	$18,836	$9,887	$16,044	$108	$1,369,514

December 31, 2011:
Commercial	$125,719	$972	$18	$1,084	$34	$127,827
Commercial real estate, construction, land and land development	512,616	22,086	3,345	11,836	—	549,883
Residential real estate	209,461	3,504	1,087	5,832	54	219,938
Single-family interim construction	24,115	386	—	91	—	24,592
Agricultural	34,464	264	—	195	—	34,923
Consumer	28,095	70	27	245	—	28,437
Other	80	—	—	—	—	80

	$934,550	$27,282	$4,477	$19,283	$88	$985,680

December 31, 2010:
Commercial	$114,132	$5,081	$964	$1,532	$96	$121,805
Commercial real estate, construction, land and land development	396,902	21,779	5,446	18,249	—	442,376
Residential real estate	197,720	5,267	1,048	3,904	57	207,996
Single-family interim construction	19,907	396	—	99	—	20,402
Agricultural	30,877	1,632	93	300	—	32,902
Consumer	30,654	116	103	394	3	31,270
Other	76	—	—	—	—	76

	$790,268	$34,271	$7,654	$24,478	$156	$856,827

The Company identified certain acquired loans which experienced credit deterioration since origination (“purchased credit impaired loans” PCI). Accretion on PCI loans is based on estimated future cash flows, regardless of contractual maturity. The outstanding balance and related carrying amount of purchased impaired loans at December 31, 2012, April 1, 2012 (I Bank acquisition date) and October 1, 2012 (Community Group acquisition date) are as follows:

	Acquired
	December 31, 2012	April 1, 2012	October 1, 2012
Outstanding balance	$9,178	$4,740	$6,099
Nonaccretable difference	(2,232)	(1,296)	(1,294)
Accretable yield	(1)	(27)	—

Carrying amount	$6,945	$3,417	$4,805

There was no provision for loan losses or activity in the allowance for loan losses established after the acquisition date through December 31, 2012 for purchased impaired loans.